Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Line Items]
Subsequent Events
22.	Subsequent Events

Management has evaluated subsequent events that have occurred through November 10, 2023, which is the date the financial statements were available to be issued and has determined that there were no subsequent events that required recognition or disclosure in the financial statements as of and for the period ended September 30, 2023, except as disclosed below.

In October 2023, the Company approved the issuance by one of its US subsidiaries of secured debt in the principal amount of $3,150,000 for an original purchase price of $2,205,000 and having a maturity date of no later than June 30, 2024. The holder of the note has also been granted the right to receive warrants, conditional upon, and only issued at, the close of the business combination between the Company and Clean Earth Acquisitions Corp. (CLIN) to purchase up to (i) 100,000 shares of common stock of CLIN at an exercise price of $11.50 per share and having a 5 year term, and (ii) 300,000 shares of common stock of CLIN at an exercise price of $0.01 per share and having a 3 year term.  Alternatively, should the business combination not be complete by the expiry date, the holder will be issued warrants to purchase up to 394,819 ordinary shares of Alternus Energy Group at an exercise price of NOK 5.00 per share and having a 10-year term.  The debt is secured by a parent company guarantee and Chief Executive Officer and primary insider, Vincent Browne, has pledged certain shares.

Also in October of 2023, the bondholders voted to approve the resolutions for the extension of the waivers to the Solis Bond Terms to December 16, 2023.

In November 2023, the Company approved the issuance by one of its US subsidiaries of secured debt in the principal amount of $3,302,810 for an original purchase price of $2,972,529 and having a maturity date of no later than April 28, 2024.

23.	Subsequent Events

Management has evaluated subsequent events that have occurred through April 13, 2023, which is the date the financial statements were available to be issued and has determined that there were no subsequent events that required recognition or disclosure in the financial statements as of and for the year ended December 31, 2022, except as disclosed below.

On January 24, 2023, Alternus Energy Group Plc announced the filing by Clean Earth Acquisitions Corp. (“Clean Earth”) (NASDAQ: CLIN), a publicly traded special purpose acquisition company, of a Proxy Statement with the U.S. Securities and Exchange Commission (“SEC”) relating to the previously announced proposed business combination of Alternus Energy and Clean Earth.

On January 24, 2023 the Company issued a $1 million convertible promissory with a 10% annual interest rate, that matures January 24, 2025.

On January 11, 2023 the Company issued a €1 million (approximately $1.07 million) note with a 20% annual interest rate and a maturity on February 1. 2023. The loan was repaid on February 1,2023.

On February 27, 2023, Mr. John Masdal resigned as a member of the Board of Directors of Alternus Energy Group Plc.

On March 1, 2023, the Company announced that its wholly owned subsidiary, Solis Bond Company DAC, is in breach of the three financial covenants under Solis’ Bond terms. As of the date of this filing, Solis and a large portion (49%) of the bond holders have agreed in principle to terms of the temporary waivers. In return for the waivers until 30 June 2023 and an amendment to the bond terms to allow for a change of control in Solis (which allows for the transfer of Solis and its subsidiaries underneath Clean Earth Acquisitions Corp. on Closing), Alternus is to raise additional equity and/or issue a subordinated loan of €14 million by May 15, 2023. If no firm term sheet for the equity or subordinated loan is in place by April 21, 2023, the Company has agreed to commence a Norwegian equity offering. Alternatively, Solis also has the option to divest a minimum of €50 million of assets by April 21, 2023, with sales proceeds to be used for a partial redemption of the bonds (at a redemption/call price of 105% until June 30, 2023 and 107.5% thereafter). In addition to the equity/sales cures, bondholders will also, no later than April 30, 2023, receive a preference share in an Alternus Midco, which will hold certain development projects in Spain and Italy. The shares will have preference on any distribution from Midco to Alternus up to €10 million, and Midco will divest assets to ensure repayment of the €10 million should the bonds not have been fully repaid at maturity (January 6, 2024). Finally, bondholders will receive a 1% amendment fee, which equates to €1.4 million.

Clean Earth Acquisitions Corp [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 9.    Subsequent Events

On November 13, 2023, the Company withdrew $380,000 of funds from the Trust Account as allowed for tax payment obligations.

On October 8, 2023, November 1, 2023 and November 6, 2023 the Company drew down an additional $100,000, $10,000 and $40,000 on the Second WC Promissory Note, respectively, bringing the outstanding balance to $223,500 with $426,500 available borrowing capacity.

Note 9. Subsequent Events

On March 24, 2023, the Company entered into a capital markets advisory services agreement with a capital markets advisor (the “Advisor”). The agreement is from the execution date of the agreement until the date that is 12 months following the closing of the business combination between the Company and the Seller. The advisory fee is a minimum $500,000 with a placement agent fee equal to 4.0% of the gross proceeds received from the sale of the Company’s equity or equity-linked securities. The advisory fee is payable in cash at the time of and as a condition to the closing of the Company’s business combination transaction with the Seller. Advisory fees can be up to a maximum of $1,000,000 depending on the amount of equity raised, as defined by the gross proceeds available to the post-business combination company immediately after the closing of the Business Combination.

On March 27, 2023, the Company entered into an investor relations agreement with an investor relations firm. The term of this agreement begins on April 1, 2023 and will continue until the earlier of (i) the closing of the business combination transaction with the Seller. Or (ii) December 31, 2023. The investor relations fee is $3,000 per month.